CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities:
Net loss available to common stockholders	$ (13,219)	$ (8,268)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	188	184
Reduction in the carrying amount of right-of-use assets	76	11
Change in fair value of warrant and SEPA liabilities	(2,521)	(2,421)
Change in fair value of contingent earnout liability	3,988	0
Extinguishment of tranche liability	0	(881)
Loss on equity issuance	0	1,465
Stock-based compensation expense	1,086	74
Loss on disposal of fixed assets	18	16
Changes in operating assets and liabilities:
Accounts receivable	(723)	(35)
Inventory, net	(368)	(250)
Prepaid expenses	955	(348)
Deposits	43	0
Operating lease liabilities	(85)	(72)
Trade payables and accrued liabilities	(305)	22
Net cash used in operating activities	(10,867)	(10,503)
Cash flows from investing activities:
Purchases of property and equipment	(66)	(7)
Purchases of intellectual property and licenses	0	(67)
Net cash used in investing activities	(66)	(74)
Cash flows from financing activities:
Proceeds from the issuance of preferred stock	0	3,182
Proceeds from the issuance of common stock	3,141	0
Proceeds from exercise of preferred stock warrants	0	4,720
Payments on finance lease liabilities	(22)	(22)
Proceeds from the exercise of stock options for common stock	7	50
Net cash provided by financing activities	3,126	7,930
Decrease in cash, cash equivalents and restricted cash	(7,807)	(2,647)
Cash, cash equivalents and restricted cash, beginning of period	12,127	9,664
Cash, cash equivalents and restricted cash, end of period	4,320	7,017
Supplemental disclosures of cash flow information:
Value of warrants issued with Series B-2 preferred stock	0	4,647
Right-of-use assets obtained in exchange for new operating lease liabilities	90	0
Transfer of warrant liability to preferred stock upon exercise of warrants	$ 0	$ 11,633